Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Treasury Stock, Common [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Start Balance (in shares) at Dec. 31, 2014		635,205,000
Start Balance at Dec. 31, 2014		$ 635,205		$ 382,373	$ 0	$ 0	$ 156,399		$ 323,770
Increase (decrease) in Equity [Roll Forward]
Effect of reverse share split (in shares)		0
Effect of reverse share split		$ 0			0
Gain attributable to change in non-controlling ownership				27,485					(27,485)
Other comprehensive loss	$ (509)					(509)
Net income	3,893						34,198		(30,305)
Cash dividend							(14)
Stock dividend				(187,784)			(190,583)
Payment of fractional shares	0			0
Dividend paid to non-controlling interest									0
Impact of de-consolidation									265,980
Ending Balance (in shares) at Jun. 30, 2015		635,205,000
Ending Balance at Jun. 30, 2015	$ 806,373	$ 635,205		222,074	0	(509)	0	$ 806,373	0
Start Balance (in shares) at Dec. 31, 2015	112,342,989	781,937,649
Start Balance at Dec. 31, 2015	$ 1,446,343	$ 781,938	$ (50,397)	109,386	474,129	(383)	81,212		61
Increase (decrease) in Equity [Roll Forward]
Effect of reverse share split (in shares)		(625,551,143)
Effect of reverse share split		$ (625,551)			625,551
Gain attributable to change in non-controlling ownership				0					0
Other comprehensive loss	(649)					(649)
Net income	93,440						93,218		222
Cash dividend							(117,347)
Stock dividend				0			0
Payment of fractional shares	$ (17)			(17)
Dividend paid to non-controlling interest									(397)
Impact of de-consolidation									0
Ending Balance (in shares) at Jun. 30, 2016	198,375,854	156,386,506
Ending Balance at Jun. 30, 2016	$ 1,421,373	$ 156,387	$ 0	$ 109,369	$ 1,099,680	$ (1,032)	$ 57,083	$ 1,421,487	$ (114)